Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss)	The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
	(dollars in thousands)
Beginning Balance	$323	$(1,694)	$(1,107)
Accumulated Other comprehensive income (loss) before reclassifications, net of ($1,163), ($595) and $171 tax effect, respectively	3,892	1,989	(587)
Amounts reclassified from accumulated other comprehensive income, net of $16, ($7), and $0 tax effect, respectively (included in noninterest income)	(55)	28	—
Net current-period other comprehensive income (loss)	3,837	2,017	(587)
Ending Balance	$4,160	$323	$(1,694)

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2020	2019	2018
Weighted average number of common shares used in computing basic net income per common share	7,130,772	7,343,247	7,373,919
Effect of dilutive stock options	—	—	—
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,130,772	7,343,247	7,373,919